Long-term Borrowings - Schedule of Contractual Obligations (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Contractual Obligation Fiscal Year Maturity [Abstract]
Payment due by period, less than 1 year	¥ 7,185,665	$ 1,127,587	¥ 5,064,444
Payment due by period, 1-2 years	35,588,502	5,584,613	5,064,444
Payment due by period,2 -3 years	34,186,806	5,364,656	25,082,717
Payment due by period, 3 - 4 year	32,733,923	5,136,667	24,094,803
Payment due by period, 4 - 5 year	31,296,790	4,911,149	23,070,814
Payment due by period, Greater than 5 years	29,859,658	4,685,632	43,102,962
Total	¥ 170,851,344	$ 26,810,304	¥ 125,480,184